LEASES (Schedule of Supplemental Balance Sheet Information Related to Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Operating lease ROU assets	$ 8,979	$ 8,948
Operating lease liabilities, current	931	742
Operating lease liabilities, long-term	$ 8,186	$ 8,272
Weighted average remaining lease term (in years)	3 years 10 months 24 days	3 years 11 months 26 days
Weighted average discount rate	5.23%	5.30%